Segment reporting - Reconciliation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment reporting
Income before taxes	R$ 1,119	R$ 49,406	R$ 33,083
Financial result	199,871	29,359	27,860
Depreciation and amortization	150,951	54,479	51,474
Interest on tuition fees paid in arrears	26,545	17,456	15,715
Share-based compensation plan	(6,010)	14,728	11,823
Other income (expenses), net	2,320	(65)	(512)
Restructuring expenses	24,948	10,098	4,780
M&A and Offering Expenses	28,310	6,975	2,391
Other operational expenses unallocated	96,851	55,501	53,368
Adjusted EBITDA	R$ 524,905	R$ 237,937	R$ 199,982